RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
As of December 31, 2021, the Company has no ultimate controlling shareholder. See also Note 19 for details regarding ownership structure.
COMPENSATION TO DIRECTORS AND SENIOR MANAGERS OF THE COMPANY
The following table sets forth the total compensation to our directors and senior managers, who are considered to be key management of the company:

	2021	2020	2019

Short-term employee benefits	39	35	48
Long-term employee benefits	—	1	—
Share-based payment*	9	—	3
Termination benefits	7	4	—
Total compensation to directors and senior management**	55	40	51
*Share-based payment in 2021 represent the expense under the Deferred Shares Plan and Long-Term Incentive Plan, see further details below.

** The number of directors and senior managers vary from year to year. Total compensation paid to directors and senior management approximates the amount charged in the consolidated income statement for that year with the exception of the share-based payment in 2021.

Under the Company’s bye-laws, the Board of Directors of the Company established a compensation and talent committee, which has the overall responsibility for approving and evaluating the compensation and benefit plans, policies and programs of the Company’s directors, officers and employees and for supervising the administration of the Company’s equity incentive plans and other compensation and incentive programs.

Compensation of Key Senior Managers
The following table sets forth the total remuneration expense to the key senior managers in 2021 and 2020 (gross amounts in whole euro and whole US$ equivalents). For further details on compensation and changes to key senior managers, please refer to the Explanatory notes below.

In whole euros	Kaan Terzioglu	Sergi Herrero	Ursula Burns	Serkan Okandan	Trond Westlie	Murat Kirkgoz	Kjell Johnsen	Scott Dresser	Alex Kazbegi	Joop Brakenhoff	Alex Bolis	Dmitry Shvets	Michael Schulz
	Group CEO	Group Co-CEO	Group CEO	Group CFO	Group CFO	Deputy Group CFO	Group COO	Group General Counsel	Group Chief Strategy Officer	Group Chief Internal Audit & Compliance Officer	Group Head of Corporate Development, Communications and Investor Relations	Group Head of Portfolio Management	Group Chief People Officer
2021
Short-term employee benefits
Base salary	1,323,000	628,199	—	1,296,000	—	—	—	1,300,000	143,100	540,000	272,448	365,854	237,741
Annual incentive	1,695,094	623,036	—	1,192,320	—	—	—	1,300,000	128,437	496,800	239,754	372,351	197,107
Other	205,350	5,512,172	—	1,276,225	—	—	—	1,013,859	143,936	96,600	77,000	11,271	27,862
Long-term employee benefits	166,518	(144,764)	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	2,158,098	(60,701)	(103,954)	1,066,672	—	(26,417)	—	277,390	—	467,471	330,726	491,760	469,127
Termination benefits	—	2,936,759	—	—	—	—	—	2,625,000	579,675	—	—	—	—
Total remuneration expense *	5,548,060	9,494,701	(103,954)	4,831,217	—	(26,417)	—	6,516,249	995,148	1,600,871	919,928	1,241,236	931,837

2020
Short-term employee benefits
Base salary	1,323,000	1,181,368	1,162,750	864,000	16,810	211,600	—	1,300,000	553,500	224,100	—	—	—
Annual incentive	930,418	769,643	540,984	525,730	—	80,302	—	2,300,000	338,378	147,813	—	—	—
Other	439,657	2,158,022	554,328	297,341	212,631	40,360	299,333	24,100	104,124	39,908	—	—	—
Long-term employee benefits	76,366	706,925	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	88,056	58,707	111,403	76,316	(217,080)	(7,954)	(217,080)	(65,526)	—	8,775	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	2,857,497	4,874,665	2,369,465	1,763,387	12,361	324,308	82,253	3,558,574	996,002	420,596	—	—	—
* Total remuneration expense for 2021 excludes accrued payroll taxes of EUR-3 million (US$-3) (2020: EUR9 million (US$10) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns (2020: Ursula Burns and Kjell Johnsen).

In whole US dollars	Kaan Terzioglu	Sergi Herrero	Ursula Burns	Serkan Okandan	Trond Westlie	Murat Kirkgoz	Kjell Johnsen	Scott Dresser	Alex Kazbegi	Joop Brakenhoff	Alex Bolis	Dmitry Shvets	Michael Schulz
	Group CEO	Group Co-CEO	Group CEO	Group CFO	Group CFO	Deputy Group CFO	Group COO	Group General Counsel	Group Chief Strategy Officer	Group Chief Internal Audit & Compliance Officer	Group Head of Corporate Development, Communications and Investor Relations	Group Head of Portfolio Management	Group Chief People Officer
2021
Short-term employee benefits
Base salary	1,564,015	742,676	—	1,532,096	—	—	—	1,536,825	169,169	638,373	322,081	433,078	281,051
Annual incentive	2,003,894	736,572	—	1,409,528	—	—	—	1,536,825	151,835	587,303	283,431	440,768	233,014
Other	242,759	6,516,660	—	1,508,718	—	—	—	1,198,557	170,158	114,198	91,027	13,342	32,938
Long-term employee benefits	196,853	(171,144)	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	2,551,245	(71,763)	(122,891)	1,260,991	—	(31,230)	—	327,923	—	552,631	390,975	582,119	554,589
Termination benefits	—	3,471,927	—	—	—	—	—	3,103,204	685,276	—	—	—	—
Total remuneration expense *	6,558,766	11,224,928	(122,891)	5,711,333	—	(31,230)	—	7,703,334	1,176,438	1,892,505	1,087,514	1,469,307	1,101,592

2020
Short-term employee benefits
Base salary	1,508,380	1,346,902	1,325,676	985,064	19,165	241,250	—	1,482,157	631,057	255,501	—	—	—
Annual incentive	1,060,789	877,486	616,787	599,396	—	91,554	—	2,622,278	385,792	168,525	—	—	—
Other	501,262	2,460,406	632,001	339,005	242,425	46,015	341,276	27,477	118,714	45,500	—	—	—
Long-term employee benefits	87,066	805,980	—	—	—	—	—	—	—	—	—	—	—
Share-based payments	100,394	66,933	127,013	87,009	(247,497)	(9,069)	(247,497)	(74,708)	—	10,005	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—	—	—	—	—
Total remuneration expense *	3,257,891	5,557,707	2,701,477	2,010,474	14,093	369,750	93,779	4,057,204	1,135,563	479,531	—	—	—
* Total remuneration expense for 2021 excludes accrued payroll taxes of EUR-3 million (US$-3) (2020: EUR9 million (US$10) recorded in ‘Selling, general and administrative expenses’ incurred by the Company pertaining to payments made to Ursula Burns (2020: Ursula Burns and Kjell Johnsen).
Explanatory notes
Base salary includes any holiday allowances pursuant to the terms of an individual’s employment agreement. Annual incentive expense includes amounts accrued under the short-term incentive in respect of performance during the current year, as well as any special recognition bonus. Other short-term employee benefits include certain allowances (for example, pension allowance or reimbursement of certain losses etc.) and support (for example, relocation support).
Share-based payment expense relates to amounts related to the long-term incentive scheme and the deferred shared plan as well as amounts accrued under the value growth cash-based multi-year incentive plans, see below for further details.
Changes in Key Senior Managers
Ursula Burns stepped down as Group CEO with effect from March 1, 2020. Sergi Herrero and Kaan Terzioğlu were appointed as Group Co-CEOs with effective from March 1, 2020, having previously served as Joint Group COOs since September 2, 2019 and November 1, 2019, respectively. Sergi Herrero stepped down from the role of Group Co-CEO on June 30, 2021 and Kaan Terzioğlu has continued his role as Group CEO.
On May 1, 2020, Serkan Okandan joined VEON as Group CFO. Trond Westlie stepped down from the role of Group CFO on September 30, 2019 and Murat Kirkgoz served as Deputy Group CFO from August 1, 2019 to April 30, 2020.
Kjell Johnsen stepped down from the role of Group COO on November 1, 2019, Alex Kazbegi stepped down from the role of Group Chief Strategy Officer on March 31, 2021, and Scott Dresser stepped down from the role of Group General Counsel on December 31, 2021.
In addition, Joop Brakenhoff was appointed Group Chief Internal Audit & Compliance Officer, effective July 1, 2020, Alex Bolis was appointed Group Head of Corporate Strategy, Communications and Investor Relations, effective April 1, 2021, Dmitry Shvets was appointed Group Head of Portfolio and Performance Management, effective April 15, 2021, and Michael Schulz was appointed Group Chief People Officer, effective July 1, 2021.
Compensation of Board of Directors
The following table sets forth the total remuneration expense to the members of the Board of Directors members in 2021 and 2020 (gross amounts in whole euro and whole US dollar equivalents). For details on changes in Board of Directors, please refer to explanations below.

	Retainer		Committees		Other compensation		Total
In whole euros	2021	2020	2021	2020	2021	2020	2021	2020

Hans Holger Albrecht	487,500	204,167	136,458	72,917	1,098,610	—	1,722,568	277,084
Guillaume Bacuvier	—	105,114	—	23,125	—	—	—	128,239
Osama Bedier	155,556	308,333	44,444	68,750	—	—	200,000	377,083
Ursula Burns	—	323,864	—	—	—	—	—	323,864
Mariano De Beer	—	204,167	—	87,500	—	—	—	291,667
Peter Derby	155,556	204,167	66,667	87,500	—	—	222,223	291,667
Mikhail Fridman	75,000	60,417	—	—	—	—	75,000	60,417
Gennady Gazin	842,708	629,167	57,292	33,333	1,971,749	—	2,871,749	662,500
Amos Genish	155,556	204,167	66,667	87,500	—	—	222,223	291,667
Yaroslav Glazunov	75,000	13,350	—	—	—	—	75,000	13,350
Andrei Gusev	75,000	60,417	—	—	—	500,000	75,000	560,417
Gunnar Holt	350,000	308,333	150,000	118,750	—	—	500,000	427,083
Sir Julian Horn-Smith	—	105,114	—	10,511	—	—	—	115,625
Robert Jan van de Kraats	350,000	308,333	125,000	85,417	—	—	475,000	393,750
Guy Laurence	—	104,167	—	12,500	—	—	—	116,667
Alexander Pertsovsky	—	47,917	—	—	—	—	—	47,917
Steve Pusey	189,583	204,167	53,125	58,333	—	—	242,708	262,500
Leonid Boguslavsky	335,417	—	23,958	—	—	—	359,375	—
Sergi Herrero	195,417	—	13,958	—	—	—	209,375	—
Irene Shvakman	195,115	—	27,874	—	—	—	222,989	—
Vasily Sidorov	195,115	—	111,494	—	—	—	306,609	—
Total compensation	3,832,523	3,395,361	876,937	746,136	3,070,359	500,000	7,779,819	4,641,497

	Retainer		Committees		Other compensation		Total
In whole US dollars	2021	2020	2021	2020	2021	2020	2021	2020

Hans Holger Albrecht	576,323	232,775	161,321	83,134	1,298,776	—	2,036,420	315,909
Guillaume Bacuvier	—	119,843	—	26,365	—	—	—	146,208
Osama Bedier	183,898	351,537	52,542	78,383	—	—	236,440	429,920
Ursula Burns	—	369,244	—	—	—	—	—	369,244
Mariano De Beer	—	232,775	—	99,761	—	—	—	332,536
Peter Derby	183,898	232,775	78,813	99,761	—	—	262,711	332,536
Mikhail Fridman	88,665	68,883	—	—	—	—	88,665	68,883
Gennady Gazin	996,250	717,326	67,730	38,004	2,331,001	—	3,394,981	755,330
Amos Genish	183,898	232,775	78,813	99,761	—	—	262,711	332,536
Yaroslav Glazunov	88,665	15,221	—	—	—	—	88,665	15,221
Andrei Gusev	88,665	68,883	—	—	—	570,060	88,665	638,943
Gunnar Holt	413,770	351,537	177,330	135,389	—	—	591,100	486,926
Sir Julian Horn-Smith	—	119,843	—	11,984	—	—	—	131,827
Robert Jan van de Kraats	413,770	351,537	147,775	97,386	—	—	561,545	448,923
Guy Laurence	—	118,763	—	14,252	—	—	—	133,015
Alexander Pertsovsky	—	54,631	—	—	—	—	—	54,631
Steve Pusey	224,125	232,775	62,804	66,507	—	—	286,929	299,282
Leonid Boguslavsky	396,530	—	28,323	—	—	—	424,853	—
Sergi Herrero	231,022	—	16,502	—	—	—	247,524	—
Irene Shvakman	230,665	—	32,952	—	—	—	263,617	—
Vasily Sidorov	230,665	—	131,808	—	—	—	362,473	—
Total compensation	4,530,809	3,871,123	1,036,713	850,687	3,629,777	570,060	9,197,299	5,291,870
Explanatory notes
In 2021, equity-settled awards were granted to Group Chairman Gennady Gazin (1,224,086) and Group Digital and Innovation Committee Chairman Hans-Holger Albrecht (1,360,095). The share awards will vest on June 10, 2022 and the shares are subject to a holding period through to July 16, 2023. The fair value of these awards were determined using the Black-Scholes Model and an expense of US$2 was incurred as of December 31, 2021 which is included in other compensation.

Changes in Board of Directors
Ursula Burns was appointed Group CEO and Chairman of the VEON Ltd. board of directors on December 12, 2018. Accordingly, her total compensation through March 1, 2020, has been included in the section “Compensation of Key Senior Managers” above, except for payments received in respect of her role on Board Committees. Ursula Burns stepped down as Group CEO on March 1, 2020, and later stepped down as Chairman on June 1, 2020.
On June 1, 2020, VEON announced the results of the elections conducted at its Annual General Meeting of Shareholders. Shareholders elected five new members to the Company’s Board of Directors, Hans-Holger Albrecht, Mariano De Beer, Peter Derby, Amos Genish and Stephen Pusey, as well as seven previously serving directors: Osama Bedier, Mikhail Fridman, Gennady Gazin, Andrei Gusev, Gunnar Holt, Robert Jan van de Kraats and Alexander Pertsovsky. Following the election of the directors, Gennady Gazin was appointed as Chairman of VEON’s Board of Directors, effective June 1, 2020 and on October 28, 2020, Yaroslav Glazunov was appointed as an alternate director for Alexander Pertsovsky.
On June 10, 2021, VEON announced the results of the elections conducted at its Annual General Meeting of Shareholders. Shareholders elected three new members to the Company’s Board of Directors, Vasily Sidorov, Irene Shvakman and Sergi Herrero, as well as nine previously serving directors: Hans-Holger Albrecht, Leonid Boguslavsky, Mikhail Fridman, Gennady Gazin, Yaroslav Glazunov, Andrei Gusev, Gunnar Holt, Stephen Pusey and Robert Jan van de Kraats. Stephen Pusey stepped down as a director from the Company’s Board of Directors on July 15, 2021.
Short Term Incentive Scheme
The Company’s Short Term Incentive (“STI”) Scheme provides cash pay-outs to participating employees based on the achievement of established KPIs over the period of one calendar year. KPIs are set every year at the beginning of the year and evaluated in the first quarter of the next year. The KPIs are partially based on the financial and operational results (such as total operating revenue, EBITDA and equity free cash flow) of the Company, or the affiliated entity employing the employee, and partially based on individual targets that are agreed upon with the participant at the start of the performance period based on his or her specific role and activities. The weight of each KPI is decided on an individual basis.
Pay-out of the STI award is scheduled in March of the year following the assessment year and is subject to continued active employment during the year of assessment (except in limited “good leaver” circumstances in which case there is a pro-rata reduction) and is also subject to a pro-rata reduction if the participant commenced employment after the start of the year of assessment. Pay-out of the STI award is dependent upon final approval by the compensation and talent committee.
Deferred Share Plan
In 2021, equity-settled awards were granted to certain key senior managers and directors under the Deferred Shares Plan (“DSP”), which are subject to a two years vesting period from the grant date. The fair value of the awards were determined using the Black-Scholes Model and an expense of US$5 was incurred as of December 31, 2021.

Long Term Incentive Scheme
In 2021, equity-settled awards were granted to certain key senior managers under the Long-Term Incentive Plan (“LTIP”), which are subject to a three years vesting period from the date of the grant as well as a performance condition in line with shareholder interests. The fair value of the awards were determined using the Black-Scholes Model and an expense of US$4 was incurred as of December 31, 2021.

Value growth cash-based multi-year incentive plans
To stimulate and reward leadership efforts that result in sustainable success, value growth cash-based multi-year incentive plan (“Incentive Plans”) were designed for members of our recognized leadership community. The participants in the Incentive Plans may receive cash payouts after the end of each relevant award performance period.
Vesting is based on the attainment of certain Key Performance Indicators (“KPIs”), such as absolute share price, total return per share or value growth of certain VEON businesses. Options may be exercised by the participant at any time during a defined exercise period, subject to the Company’s insider trading policy.
ACCOUNTING POLICIES
Equity-settled share-based payments are measured at the grant date fair value, which is expensed over the vesting period, taking into account expected forfeitures and performance conditions, if any, with a corresponding increase in equity.

Cash-settled share-based payments are measured at the grant date fair value and recorded as a liability. The Company remeasures the fair value of the liability at the end of each reporting period until the date of settlement, with any changes in fair value recognized in the income statement.

Other short-term benefits not related to share-based payments are expensed in the period when services are received.